CONVERTIBLE NOTES (Details) - Convertible Senior Notes $ in Thousands	Dec. 31, 2022 USD ($)
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle	$ 40,000
Unamortized issuance costs	(425)
Net carrying amount	$ 39,575